Income Tax (Details) - Schedule of Reconciliation of the Statutory Federal Income Tax Rate (Benefit) - Power & Digital Infrastructure Acquisition II Corp. [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	21.00%	21.00%
Statutory state income tax rate	7.51%
Merger and acquisition expenses	24.78%
Change in apportionment and tax rate	(16.40%)
Reversal of transaction costs incurred in connection with IPO	(1.44%)
Valuation allowance	23.14%	7.20%
Income tax provision	58.59%	28.20%